Long-term debt	12 Months Ended
Dec. 31, 2025
Long-term debt
Long-term debt

15.         Long-term debt

The long-term debt with credit institutions, debt issuances and other marketable securities is comprised as follows:

	December 31,
	2025		2024		2023
Debt securities (ticker: OMA21V) issued in the Mexican market on April 16, 2021, for Ps. 1,000,000, the loan accrues interest at a TIIE 28 rate (1) plus 75 basis points for a 5-year term maturing on April 10, 2026. Financing of green projects specified in the Bank's framework (note 20 a).		1,000,000		1,000,000		1,000,000

Debt securities (ticker: OMA21-2) issued in the Mexican market on April 16, 2021, for Ps. 2,500,000 at an annual fixed rate of 7.83%, for a 7-year term maturing on April 7, 2028 (note 20 a).		2,500,000		2,500,000		2,500,000

Sustainability-linked notes (ticker: OMA22L) issued in the Mexican market on March 31, 2022, for Ps. 1,700,000 at a variable rate TIIE 28 days (1) plus 14 basis points for a term of 5 years maturing on March 25, 2027 (note 20 b).		1,700,000		1,700,000		1,700,000

Sustainability-linked notes (ticker OMA22-2L) issued in the Mexican market on March 31, 2022, for Ps.2,300,000 at an annual fixed rate of 9.35%, with a 7-year term maturing on March 22, 2029 (note 20 b).		2,300,000		2,300,000		2,300,000

Sustainability-linked notes (ticker: OMA23L) issued in the Mexican market on March 10, 2023, for Ps. 640,000 at a variable rate TIIE 28 days (1) plus 22 basis points for a term of 3.4 years maturing on July 24, 2026 (note 20 c).		640,000		640,000		640,000

Sustainability-linked notes (ticker OMA23-2L) issued in the Mexican market on March 10, 2023, for Ps.2,560,000 at an annual fixed rate of 10.26%, with a 7-year term maturing on March 1, 2030 (note 20 c).		2,560,000		2,560,000		2,560,000

Debt securities (ticker: OMA25) issued in the Mexican market on June 25, 2025, for Ps. 820,000 at a variable rate TIIE de Fondeo plus 45 basis points for a term of 3 years maturing on June 23, 2028. (note 20 d)		820,000		—		—

Debt securities (ticker: OMA25-2) issued in the Mexican market on June 25, 2025, for Ps. 1,930,000 at an annual fixed rate of 9.34%, for a 7-year term maturing on June 18, 2032. (note 20 d)		1,930,000		—		—

Total long-term debt		13,450,000		10,700,000		10,700,000
Less:
Commissions and debt issuance costs		(21,641)		(18,120)		(23,292)
		13,428,359		10,681,880		10,676,708
Current portion long-term debt		(1,640,000)		—		—
Long-term debt	Ps.	11,788,359	Ps.	10,681,880	Ps.	10,676,708
(1)

The Interbank Offering Rate in Mexico “TIIE” to the 28 days as of December 31, 2025, 2024 and 2023, was 7.3489%, 10.2440%, and 11.5035%, respectively. The funding TIIE as of December 31, 2025 was 7.09%

Changes in consolidated long-term debt for the years ended December 31, 2025, 2024 and 2023 were as follows:

	December 31,
	2025		2024		2023
Initial debt balance	Ps.	10,681,880	Ps.	10,676,708	Ps.	8,984,336
Increase in debt		2,750,000		—		3,200,000
Amortization of debt securities		—		—		(1,500,000)
Payment of commissions and other expenses		(9,845)				(10,640)
Amortization of expenses		6,324		5,172		3,012
Ending balance of debt	Ps.	13,428,359	Ps.	10,681,880	Ps.	10,676,708

Maturity of long-term debt as of December 31, 2025, 2024 and 2023 is described in note 21.

The long-term debt securities include certain restrictive clauses, such as limitations on disposal of assets or limitations on incurring liens, as well as early maturity clauses including the maturity of other obligations more than certain thresholds. For the years ended December 31, 2025, 2024 and 2023, these restrictions were met.

The sustainability-linked notes issued on March 31, 2022, and March 10, 2023, are subject to a sustainability development goal (“SDG”) consisting of a reduction of at least 58% in the indicator of kilograms of CO2 equivalent scope 1 and 2 emissions per passenger in the year 2025 compared to the reference year (2018).

In the event that the Company fails to achieve the SDG, (i) the interest rate of the debt securities will be increased by 25 basis points starting August 13, 2026, in the case of the debt securities OMA22L, and starting September 24, 2026, in the case of the debt securities OMA22-2L, until their respective maturities, and (ii) the principal amount of the OMA - 23L debt securities will be increased by 0.2% at maturity, and the interest rate of the OMA23-2L debt securities will increase by 25 basis points starting September 4, 2026, until maturity. As of December 31, 2025, the latest most recent data verified by an independent third party showed that the Company’s SDG had a reduction of 90% with respect to the reference year (2018).